Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss) for the year	$ 20,028	$ 15,810	$ (15,858)
Adjustments for:
Depreciation and amortization	3,264	3,233	3,961
Deferred income tax	2,723	(3,954)	(1,656)
Loss on disposal of rights of use, property, equipment, and intangible assets	7	120	889
Expected credit losses from trade receivables	1,171	1,082	1,472
Share-based compensation	17,225	16,885	15,582
Gain on investments and other financial instruments, net	(14,817)	(15,493)	(32,442)
Others and foreign exchange, net	8,938	9,429	28,643
Change in operating assets and liabilities
Trade receivables	446	(21,680)	(7,807)
Recoverable taxes	52	(2,845)	(1,766)
Prepaid expenses and other assets	1,138	13	2,229
Accounts payable and accrued expenses	(1,633)	2,712	3,429
Operating leases	(1,700)	(1,981)	(2,144)
Taxes payable	(1,243)	1,021	3,597
Deferred revenue	(4,236)	20,792	5,531
Other liabilities	2,004	820	1,748
Net cash provided by operating activities	33,367	25,964	5,408
Cash flows from investing activities
Proceeds from disposal of joint venture	0	1,026	0
Purchase of marketable securities and equity investments	(204,381)	(133,671)	(135,442)
Sales and maturities of marketable securities and equity investments	233,024	120,915	171,200
Acquisition of subsidiaries net of cash acquired	(3,693)	(2,920)	0
Acquisitions of property and equipment	(1,039)	(2,069)	(477)
Derivative financial instruments	891	(3,987)	(105)
Net cash provided by (used in) investing activities	24,802	(20,706)	35,176
Cash flows from financing activities
Proceeds from the exercise of stock options	232	3,898	1,031
Net-settlement of share-based payment	(2,501)	(4,675)	(2,488)
Buyback of shares	(59,108)	(11,202)	(35,243)
Acquisition of subsidiary noncontrolling interest	(164)	0	0
Payment of loans and financing	(47)	(71)	(1,238)
Net cash used in financing activities	(61,588)	(12,050)	(37,938)
Net increase (decrease) in cash, cash equivalents and restricted cash	(3,419)	(6,792)	2,646
Cash, cash equivalents and restricted cash, beginning of the year	18,673	28,035	26,002
Effect of exchange rate changes	490	(2,570)	(613)
Cash, cash equivalents and restricted cash, end of the year	15,744	18,673	28,035
Supplemental cash flow information:
Cash (paid) refunded for income taxes	104	(1,919)	82
Cash paid for interest	0	0	(5)
Non-cash transactions:
Lease liabilities arising from obtaining right-of-use assets and remeasurement	938	1,530	(251)
Unpaid amount related to business combinations	475	972	0
Unpaid amount related to intangible assets acquisitions	1,608	0	0
Transactions with non-controlling interests	$ 12	$ 16	$ 19